UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21853

Northern Lights Variable Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	12/31

Date of reporting period:	6/30/26

Item 1. Reports to Stockholders.

(a)       Tailored Shareholder Report

DF Tactical Dividend VIT Fund

Class 1

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about DF Tactical Dividend VIT Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.donoghueforlines.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$105	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$8,956,171
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$12,816
Portfolio Turnover	54%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	15.1%
Common Stocks	83.1%
Money Market Funds	1.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-17.6%
Money Market Funds	2.1%
Materials	2.3%
Real Estate	3.5%
Consumer Discretionary	4.0%
Communications	5.6%
Consumer Staples	5.9%
Utilities	6.7%
Technology	9.2%
Energy	11.4%
Health Care	12.2%
Collateral for Securities Loaned	17.8%
Financials	36.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NRG Energy, Inc.	2.4%
Vistra Corporation	2.3%
Amcor PLC	2.3%
AbbVie, Inc.	2.2%
Citizens Financial Group, Inc.	2.1%
Fifth Third Bancorp	2.1%
Progressive Corporation (The)	2.1%
T Rowe Price Group, Inc.	2.1%
M&T Bank Corporation	2.1%
US Bancorp	2.1%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's prospectus dated May 1, 2026, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective May 1, 2026, the Fund changed its name "Donoghue Forlines Dividend VIT Fund" to "DF Tactical Dividend VIT Fund."

DF Tactical Dividend VIT Fund - Class 1

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.donoghueforlines.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-DFDIV VIT-SAR 063026

DF Tactical Momentum VIT Fund

Class 1

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about DF Tactical Momentum VIT Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://funds.donoghueforlines.com/forms/. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$91	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$104,161,412
Number of Portfolio Holdings	52
Advisory Fee	$436,047
Portfolio Turnover	173%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	4.7%
Common Stocks	93.4%
Money Market Funds	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-5.1%
Real Estate	1.5%
Materials	1.6%
Money Market Funds	2.0%
Utilities	2.1%
Energy	3.5%
Industrials	4.2%
Collateral for Securities Loaned	5.0%
Consumer Discretionary	5.4%
Consumer Staples	7.1%
Communications	9.1%
Financials	9.3%
Health Care	9.4%
Technology	44.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Astera Labs, Inc.	2.7%
Sandisk Corp	2.5%
Intel Corporation	2.4%
Western Digital Corporation	2.4%
Affirm Holdings, Inc. - Class A	2.4%
Palo Alto Networks, Inc.	2.4%
Micron Technology, Inc.	2.4%
Advanced Micro Devices, Inc.	2.3%
MasTec, Inc.	2.3%
Take-Two Interactive Software, Inc.	2.2%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's prospectus dated May 1, 2026, which is available at https://www.donoghueforlinesfunds.com/forms/ or upon request at 1-877-779-7462. Effective May 1, 2026, the Fund changed its name from "Donoghue Forlines Momentum VIT Fund" to "DF Tactical Momentum VIT Fund." Also effective May 1, 2026, the Fund updated its investment objective to capital growth.

DF Tactical Momentum VIT Fund - Class 1

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://funds.donoghueforlines.com/forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-DFMOM VIT-SAR 063026

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) Not applicable. (a)(2) Not applicable. (a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

DF Tactical Dividend VIT Fund
(formerly, “Donoghue Forlines Dividend VIT Fund”)
Class 1 shares
Class 2 shares

DF Tactical Momentum VIT Fund
(formerly, “Donoghue Forlines Momentum VIT Fund”)
Class 1 shares
Class 2 shares

Semi-Annual Financial Statements and
Additional Information
June 30, 2026

1-877-779-7462

Distributed by Northern Lights Distributors, LLC
Member FINRA

DF TACTICAL DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7%
	ASSET MANAGEMENT - 2.1%
1,674	T Rowe Price Group, Inc.	$190,317

	BANKING – 18.9%
2,743	Citizens Financial Group, Inc.	192,202
3,384	Fifth Third Bancorp	190,756
10,580	Huntington Bancshares Inc	187,583
8,106	KeyCorporation	186,843
796	M&T Bank Corporation(a)	189,456
766	PNC Financial Services Group, Inc. (The)	188,605
6,234	Regions Financial Corporation(a)	188,267
3,581	Truist Financial Corporation	178,405
3,136	US Bancorp	189,414
		1,691,531
	BIOTECH & PHARMA - 6.2%
792	AbbVie, Inc.	199,299
3,205	Bristol-Myers Squibb Company	184,672
6,960	Pfizer, Inc.	167,597
		551,568
	CABLE & SATELLITE - 2.0%
7,433	Comcast Corporation, Class A	182,480

	CONTAINERS & PACKAGING - 2.3%
4,668	Amcor PLC(a)	202,358

	ELECTRIC UTILITIES - 6.7%
735	Constellation Energy Corporation	182,552
1,477	NRG Energy, Inc.	215,731
1,286	Vistra Corporation	203,998
		602,281
	FOOD - 2.0%
7,409	Kraft Heinz Company (The)(a)	175,001

See accompanying notes to financial statements.

DF TACTICAL DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	GAMING REIT - 1.9%
6,272	VICI Properties, Inc.(a)	$166,521

	HEALTH CARE FACILITIES & SERVICES - 4.1%
1,818	CVS Health Corporation	188,072
437	UnitedHealth Group, Inc.	181,630
		369,702
	INFRASTRUCTURE REIT - 1.6%
1,908	Crown Castle, Inc.(a)	144,493

	INSTITUTIONAL FINANCIAL SERVICES - 3.7%
675	CME Group, Inc.	149,060
1,101	State Street Corporation	186,730
		335,790
	INSURANCE - 10.1%
2,069	MetLife, Inc.	175,058
1,631	Principal Financial Group, Inc.	175,789
873	Progressive Corporation (The)	190,708
1,694	Prudential Financial, Inc.(a)	182,833
2,614	W R Berkley Corporation(a)	184,365
		908,753
	LEISURE FACILITIES & SERVICES - 2.0%
2,434	Restaurant Brands International, Inc.	176,489

	MEDICAL EQUIPMENT & DEVICES - 1.9%
2,220	Medtronic PLC	173,671

	OIL & GAS PRODUCERS - 11.4%
939	Chevron Corporation	155,649
1,270	EOG Resources, Inc.	164,758
2,012	Expand Energy Corporation	183,474
5,596	Kinder Morgan, Inc.	178,904
1,967	ONEOK, Inc.	171,011
980	Phillips 66	165,669
		1,019,465

See accompanying notes to financial statements.

DF TACTICAL DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	RETAIL - CONSUMER STAPLES – 2.0%
1,392	Target Corporation	$181,809

	RETAIL - DISCRETIONARY - 2.0%
5,791	Tractor Supply Company	183,054

	SPECIALTY FINANCE - 4.0%
3,743	Fidelity National Financial, Inc.	176,520
4,572	Fidelity National Information Services, Inc.	177,759
		354,279
	TECHNOLOGY HARDWARE - 1.8%
7,216	HP, Inc.(a)	158,319

	TECHNOLOGY SERVICES - 5.4%
1,045	Accenture PLC, Class A	130,040
654	International Business Machines Corporation	183,912
1,762	Paychex, Inc.(a)	173,257
		487,209
	TELECOMMUNICATIONS - 3.6%
7,677	AT&T, Inc.	158,914
3,795	Verizon Communications, Inc.	160,680
		319,594
	TOBACCO & CANNABIS - 2.0%
2,436	Altria Group, Inc.	175,270

	TOTAL COMMON STOCKS (Cost $8,041,915)	8,749,954

	SHORT-TERM INVESTMENTS — 19.9%
	COLLATERAL FOR SECURITIES LOANED - 17.8%
1,591,364	Mount Vernon Liquid Assets Portfolio, 3.71% (Cost $1,591,364)(b),(c)	1,591,364

See accompanying notes to financial statements.

DF TACTICAL DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 19.9% (Continued)
	MONEY MARKET FUNDS - 2.1%
186,018	Fidelity Government Portfolio, Class I, 3.53% (Cost $186,018)(c)	$186,018

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,777,382)	1,777,382

	TOTAL INVESTMENTS - 117.6% (Cost $9,819,297)	$10,527,336
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.6)%	(1,571,165)
	NET ASSETS - 100.0%	$8,956,171

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $1,533,956.

(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $1,591,364 at June 30, 2026.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

DF TACTICAL MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1%
	BEVERAGES - 1.9%
20,851	Monster Beverage Corporation(a)	$2,004,198

	E-COMMERCE DISCRETIONARY - 3.7%
7,991	Amazon.com, Inc.(a)	1,904,575
17,873	eBay, Inc.	1,997,308
		3,901,883
	ELECTRIC UTILITIES - 2.1%
5,650	Talen Energy Corporation(a)	2,171,069

	ELECTRICAL EQUIPMENT - 2.0%
12,130	nVent Electric PLC	2,057,369

	ENGINEERING & CONSTRUCTION - 2.3%
5,667	MasTec, Inc.(a)	2,357,812

	ENTERTAINMENT CONTENT - 5.4%
9,359	Electronic Arts, Inc.	1,918,969
27,968	Fox Corporation, Class A	1,458,811
9,037	Take-Two Interactive Software, Inc.(a)	2,259,070
		5,636,850
	HEALTH CARE FACILITIES & SERVICES - 7.4%
29,107	Centene Corporation(a)	1,868,378
4,701	Elevance Health, Inc.	1,818,018
5,218	Humana, Inc.	2,072,694
4,668	UnitedHealth Group, Inc.	1,940,161
		7,699,251
	INSTITUTIONAL FINANCIAL SERVICES - 7.5%
13,609	Bank of New York Mellon Corporation (The)	1,967,997
1,899	Goldman Sachs Group, Inc. (The)	1,920,592
9,203	Morgan Stanley	1,923,795
11,754	State Street Corporation	1,993,479
		7,805,863

See accompanying notes to financial statements.

DF TACTICAL MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	INSURANCE - 1.8%
22,081	MetLife, Inc.	$1,868,273

	INTERNET MEDIA & SERVICES - 3.7%
5,337	Alphabet, Inc., Class A	1,907,284
11,044	Reddit, Inc., Class A(a)	1,917,017
		3,824,301
	MEDICAL EQUIPMENT & DEVICES - 2.0%
5,747	West Pharmaceutical Services, Inc.	2,063,173

	OIL & GAS PRODUCERS - 1.8%
7,224	Marathon Petroleum Corporation	1,846,960

	REAL ESTATE INVESTMENT TRUSTS - 1.5%
20,367	Crown Castle, Inc.(b)	1,542,393

	RENEWABLE ENERGY - 1.7%
7,630	First Solar, Inc.(a)(b)	1,800,375

	RETAIL - CONSUMER STAPLES - 3.4%
2,077	Casey’s General Stores, Inc.	1,650,779
14,860	Target Corporation	1,940,864
		3,591,643
	RETAIL - DISCRETIONARY - 1.7%
8,200	Ross Stores, Inc.	1,745,370

	SEMICONDUCTORS - 16.0%
4,204	Advanced Micro Devices, Inc.(a)	2,442,146
5,748	Astera Labs, Inc.(a)	2,776,398
17,768	Intel Corporation(a)	2,480,946
7,529	Marvell Technology, Inc.	2,242,814
2,132	Micron Technology, Inc.	2,460,946
17,263	ON Semiconductor Corporation(a)	1,632,044
1,157	Sandisk Corp(a)	2,630,706
		16,666,000

See accompanying notes to financial statements.

DF TACTICAL MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	SOFTWARE - 8.6%
2,936	Crowdstrike Holdings, Inc., Class A(a)	$2,240,579
8,355	Datadog, Inc., Class A(a)	2,175,308
13,694	Fortinet, Inc.(a)	2,103,672
7,225	Palo Alto Networks, Inc.(a)	2,463,870
		8,983,429
	STEEL - 1.6%
7,592	Nucor Corporation(b)	1,691,118

	TECHNOLOGY HARDWARE - 17.9%
16,009	Cisco Systems, Inc.	1,880,417
5,142	Dell Technologies, Inc., Class C	2,218,567
4,867	F5, Inc.(a)	2,024,477
13,634	Flex Ltd.(a)	2,209,662
41,808	Hewlett Packard Enterprise Company	1,885,959
11,838	NetApp, Inc.	1,832,049
2,331	Seagate Technology Holdings PLC	2,249,415
7,101	TD SYNNEX Corporation	1,898,381
3,881	Western Digital Corporation	2,478,873
		18,677,800
	TECHNOLOGY SERVICES - 2.4%
30,279	Affirm Holdings, Inc., Class A(a)	2,469,252

	WHOLESALE - CONSUMER STAPLES - 1.7%
23,399	Archer-Daniels-Midland Company	1,787,684

	TOTAL COMMON STOCKS (Cost $93,619,195)	102,192,066

	SHORT-TERM INVESTMENTS — 7.0%
	COLLATERAL FOR SECURITIES LOANED - 5.0%
5,180,148	Mount Vernon Liquid Assets Portfolio, 3.71% (Cost $5,180,148)(c),(d)	5,180,148

See accompanying notes to financial statements.

DF TACTICAL MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 7.0% (Continued)
	MONEY MARKET FUNDS - 2.0%
2,068,244	Fidelity Government Portfolio, Class I, 3.53% (Cost $2,068,244)(d)	$2,068,244

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,248,392)	7,248,392

	TOTAL INVESTMENTS - 105.1% (Cost $100,867,587)	$109,440,458
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.1)%	(5,279,046)
	NET ASSETS - 100.0%	$104,161,412

Ltd.	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $4,983,339.

(c)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $5,180,148 at June 30, 2026.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

Donoghue Forlines VIT Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2026

	DF Tactical	DF Tactical
	Dividend VIT Fund	Momentum VIT Fund
ASSETS
Investment securities:
At cost	$9,819,297	$100,867,587
At value (Securities on loan $1,533,956 and $4,983,339, respectively)	$10,527,336	$109,440,458
Dividends and interest receivable	19,293	58,913
Receivable for Fund shares sold	14,825	—
Prepaid expenses and other assets	8,813	—
TOTAL ASSETS	10,570,267	109,499,371

LIABILITIES
Securities lending collateral (Note 5)	1,591,364	5,180,148
Accrued expenses and other liabilities	13,922	24,172
Distribution (12b-1) fees payable	1,833	20,713
Investment advisory fees payable	2,148	82,852
Payable for Fund shares repurchased	829	9,274
Payable to related parties	4,000	20,800
TOTAL LIABILITIES	1,614,096	5,337,959
NET ASSETS	$8,956,171	$104,161,412

COMPOSITION OF NET ASSETS:
Paid-in capital	$11,669,309	$58,716,428
Accumulated gains (losses)	(2,713,138)	45,444,984
NET ASSETS	$8,956,171	$104,161,412

NET ASSET VALUE PER SHARE:
Class 1 Shares:
Net Assets	$8,956,171	$104,161,412
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	439,198	2,357,525
Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$20.39	$44.18

See accompanying notes to financial statements.

Donoghue Forlines VIT Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2026

	DF Tactical	DF Tactical
	Dividend VIT Fund	Momentum VIT Fund
INVESTMENT INCOME
Dividends	$160,882	$464,089
Interest	2,350	33,601
Securities Lending Income	1,146	5,327
TOTAL INVESTMENT INCOME	164,378	503,017

EXPENSES
Investment advisory fees	44,147	436,047
Distribution (12b-1) fees
Class 1	11,037	109,012
Accounting services fees	13,120	16,240
Audit fees	10,892	10,892
Administration fees	10,333	50,563
Trustees’ fees and expenses	7,934	7,934
Legal fees	7,918	8,877
Transfer agent fees	3,082	4,834
Compliance officer fees	2,520	4,959
Custodian fees	2,479	3,145
Printing and postage expenses	2,479	5,000
Insurance expense	1,728	1,303
Other expenses	1,984	1,984
TOTAL EXPENSES	119,653	660,790
Less: Fees waived/reimbursed by the advisor	(31,331)	—
NET EXPENSES	88,322	660,790

NET INVESTMENT INCOME (LOSS)	76,056	(157,773)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	938,705	26,759,408
Net change in unrealized appreciation (depreciation) on investments	(23,472)	4,132,861
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	915,233	30,892,269

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$991,289	$30,734,496

See accompanying notes to financial statements.

DF Tactical Dividend VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2026	Year Ended
	(Unaudited)	December 31, 2025
FROM OPERATIONS
Net investment income	$76,056	$141,187
Net realized gain from security transactions	938,705	607,189
Net change in unrealized appreciation (depreciation) on investments	(23,472)	588,589
Net increase in net assets resulting from operations	991,289	1,336,965

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions Paid
Class 1	(74,999)	(103,556)
Total distributions to shareholders	(74,999)	(103,556)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	68,958	152,769
Reinvestment of distributions
Class 1	74,999	103,555
Payments for shares redeemed
Class 1	(647,320)	(1,176,444)
Net decrease in net assets resulting from shares of beneficial interest	(503,363)	(920,120)

TOTAL INCREASE IN NET ASSETS	412,927	313,289

NET ASSETS
Beginning of Year/Period	8,543,244	8,229,955
End of Year/Period	$8,956,171	$8,543,244

SHARE ACTIVITY
Class 1:
Shares Sold	3,442	9,811
Shares Reinvested	3,748	6,090
Shares Redeemed	(32,802)	(69,329)
Net decrease in shares of beneficial interest outstanding	(25,612)	(53,428)

See accompanying notes to financial statements.

DF Tactical Momentum VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2026	Year Ended
	(Unaudited)	December 31, 2025
FROM OPERATIONS
Net investment loss	$(157,773)	$(376,824)
Net realized gain from security transactions	26,759,408	10,648,061
Net change in unrealized appreciation on investments	4,132,861	4,069,618
Net increase in net assets resulting from operations	30,734,496	14,340,855

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class 1	—	(11,852,053)
Total distributions to shareholders	—	(11,852,053)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	11,766,297	1,393,847
Reinvestment of distributions
Class 1	—	11,852,053
Payments for shares redeemed
Class 1	(10,402,124)	(7,345,138)
Net increase in net assets resulting from shares of beneficial interest	1,364,173	5,900,762

TOTAL INCREASE IN NET ASSETS	32,098,669	8,389,564

NET ASSETS
Beginning of Year/Period	72,062,743	63,673,179
End of Year/Period	$104,161,412	$72,062,743

SHARE ACTIVITY
Class 1:
Shares Sold	312,574	42,849
Shares Reinvested	—	398,254
Shares Redeemed	(285,233)	(224,487)
Net increase in shares of beneficial interest outstanding	27,341	216,616

See accompanying notes to financial statements.

DF Tactical Dividend VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class 1
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year/period	$18.38		$15.88	$14.30	$14.79	$16.74	$13.01
Activity from investment operations:
Net investment income (1)	0.17		0.29	0.24	0.25	0.21	0.22
Net realized and unrealized gain (loss) on investments	2.01		2.42	1.58	(0.50)	(1.94)	3.70
Total from investment operations	2.18		2.71	1.82	(0.25)	(1.73)	3.92
Less distributions from:
Net investment income	(0.17)		(0.21)	(0.24)	(0.24)	(0.22)	(0.20)
Total distributions	(0.17)		(0.21)	(0.24)	(0.24)	(0.22)	(0.20)
Net asset value, end of year/period	$20.39		$18.38	$15.88	$14.30	$14.79	$16.74
Total return (2)	11.88	% (5)	17.19%	12.76%	(1.58)%	(10.35)%	30.30%
Net assets, at end of year/period (000s)	$8,956		$8,543	$8,230	$8,308	$9,277	$11,822
Ratio of gross expenses to average net assets before waiver (3)	2.71	% (6)	2.77%	2.76%	2.68%	2.54%	2.33%
Ratio of net expenses to average net assets after waiver (3)	2.00	% (6)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to average net assets before waivers (3,4)	1.01	% (6)	0.93%	0.80%	1.11%	0.79%	1.12%
Ratio of net investment income to average net assets after waivers (3,4)	1.72	% (6)	1.70%	1.56%	1.78%	1.33%	1.45%
Portfolio Turnover Rate	54	% (5)	52%	181%	299%	183%	180%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(3)	Does not include the expenses of the investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized.

See accompanying notes to financial statements.

DF Tactical Momentum VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class 1
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year/period	$30.93		$30.13	$24.49	$20.44	$32.87	$25.35
Activity from investment operations:
Net investment loss (1)	(0.07)		(0.18)	(0.17)	(0.07)	(0.10)	(0.10)
Net realized and unrealized gain (loss) on investments	13.32		7.03	5.81	4.12	(7.05)	7.62
Total from investment operations	13.25		6.85	5.64	4.05	(7.15)	7.52
Less distributions from:
Net realized gains	—		(6.05)	—	—	(5.28)	—
Total distributions	—		(6.05)	—	—	(5.28)	—
Net asset value, end of year/period	$44.18		$30.93	$30.13	$24.49	$20.44	$32.87
Total return	42.84	% (4)	23.52%	23.03%	19.81%	(22.56)%	29.66%
Net assets, at end of year/period (000s)	$104,161		$72,063	$63,673	$58,491	$53,204	$76,887
Ratio of gross expenses to average net assets before waiver (2)	1.51	% (5)	1.56%	1.56%	1.56%	1.62%	1.53%
Ratio of net expenses to average net assets after waiver (2)	1.51	% (5)	1.56%	1.56%	1.56%	1.62%	1.53%
Ratio of net investment loss to average net assets before waivers (2,3)	(0.36	)% (5)	(0.56)%	(0.59)%	(0.32)%	(0.36)%	(0.33)%
Ratio of net investment loss to average net assets after waivers (2,3)	(0.36	)% (5)	(0.56)%	(0.59)%	(0.32)%	(0.36)%	(0.33)%
Portfolio Turnover Rate	173	% (4)	323%	232%	163%	308%	287%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Does not include the expenses of the investment companies in which the Fund invests.

(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2026

1.	ORGANIZATION

The DF Tactical Dividend VIT and the DF Tactical Momentum VIT Fund, formerly known as the Donoghue Forlines Dividend VIT Fund and the Donoghue Forlines Momentum VIT Fund, respectively, (each a “Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open- end management investment company. The Funds are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies, including Jefferson National Life Insurance Company. The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life insurance contracts. Jefferson National Life Insurance Company separate accounts own approximately 97% of the shares offered by the DF Tactical Dividend VIT Fund, and 100% of the shares offered by the DF Tactical Momentum VIT Fund.

Each Fund currently offer two classes of shares: Class 1 shares and Class 2 shares. Class 1 and 2 shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds’, income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. As of June 30, 2026, Class 2 shares of the DF Tactical Dividend VIT Fund and DF Tactical Momentum VIT Fund have not commenced operations.

The investment objective of each Fund is as follows:

Fund	Objective

DF Tactical Dividend VIT Fund	Total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the Fund.

DF Tactical Momentum VIT Fund	Capital growth.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

Securities Valuation – Securities and other assets held by the Funds listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. When the market for these securities is considered active, they will be classified within Level 1 of the fair value hierarchy. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or are determined to be unreliable, securities will be valued using the “fair value” procedures approved by the Board. The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The “fair value” procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset, or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2026 for the Funds’ investments measured at fair value:

DF Tactical Dividend VIT Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Common Stock	$8,749,954	$—	$—	$—	$8,749,954
Collateral for Securities Loaned	—	—	—	1,591,364	$1,591,364
Money Market Fund	186,018	—	—	—	$186,018
Total	$8,935,972	$—	$—	$1,591,364	$10,527,336

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

DF Tactical Momentum VIT Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Common Stock	$102,192,066	$—	$—	$—	$102,192,066
Collateral for Securities Loaned	—	—	—	5,180,148	5,180,148
Money Market Fund	2,068,244	—	—	—	2,068,244
Total	$104,260,310	$—	$—	$5,180,148	$109,440,458

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Schedules of Investments for classification by asset class.

**	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

Security Transactions and Related Income – Security transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the term of the respective securities using the effective interest method. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Funds’ performance.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of index fund bought and sold on a securities exchange. An ETN trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETN could result in it being more volatile. Additionally, ETNs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – The following table summarizes each Fund’s investment income and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
DF Tactical Dividend VIT Fund	Quarterly	Annually
DF Tactical Momentum VIT Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2022 to December 31, 2025, or expected to be taken in the Funds’ December 31, 2026 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal and Ohio. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
DF Tactical Dividend VIT Fund	$4,714,870	$5,250,455
DF Tactical Momentum VIT Fund	$148,304,752	$147,895,764

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Donoghue Forlines LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, under the oversight of the Board, the Adviser supervises the performance of the daily operations of the Funds and the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each Fund’s average daily net assets.

For the six months ended June 30, 2026, earned advisory fees for the Funds were as follows:

Fund	Advisory Fees
DF Tactical Dividend VIT Fund	$44,147
DF Tactical Momentum VIT Fund	436,047

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has contractually agreed, at least until October 31, 2027 for the Funds, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements: (exclusive of (i) any front- end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments in other collective investment vehicles or derivative

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

instruments (including for example option and swap fees and expenses), (v) borrowing costs (such as interest and dividend expense on securities sold short), (vi) taxes, and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Funds’ officers and Trustees and contractual indemnification of Funds’ service providers (other than the Adviser))) do not exceed 2.00% and 2.50%, of each Fund’s average daily net assets for Class 1 and Class 2 shares, respectively.

During the six months ended June 30, 2026, the Adviser waived fees/reimbursed expenses pursuant to the Waiver Agreement for the Funds as follows:

Fees Waived by
Fund	the Advisor
DF Tactical Dividend VIT Fund	$31,331

If the Adviser waives any fee or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by a Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through December 31 of the years indicated:

	Recapture through	Recapture through	Recapture through
Fund	December 31, 2026	December 31, 2027	December 31, 2028	Total
DF Tactical Dividend VIT Fund	$57,854	$64,466	$63,984	$186,304
DF Tactical Momentum VIT Fund	$—	$—	$—	$—

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% and 0.50% per year of the average daily net assets of Class 1 and Class 2 shares, respectively.

For the six months ended June 30, 2026, the Funds incurred distribution fees under the Plans as follows:

Fund	Class 1
DF Tactical Dividend VIT Fund	$11,037
DF Tactical Momentum VIT Fund	109,012

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended June 30, 2026, there were no underwriting commissions paid for sales of Class 1 or Class 2 shares, respectively.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Trust engages an insurance broker affiliated with UFS for the purposes of assisting the Trust in obtaining its insurance policies

5.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with US Bank N.A., the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of June 30, 2026:

				Gross Amounts Not Offset in the Statement of Assets &
				Liabilities *
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts	Statements of	in the Statements	Financial	Pledged
	of Recognized	Assets &	of Assets &	Instruments	Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged	Received	Assets
DF Tactical Dividend VIT Fund
Description:
Securities Loaned	$1,533,956	$—	$1,533,956	$—	$1,533,956	$—
Total	$1,533,956	$—	$1,533,956	$—	$1,533,956	$—

DF Tactical Momentum VIT Fund
Description:
Securities Loaned	$4,983,339	$—	$4,983,339	$—	$4,983,339	$—
Total	$4,983,339	$—	$4,983,339	$—	$4,983,339	$—

*	The amount is limited to the asset balance and accordingly, does not include excess collateral pledged.

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

The following table breaks out the holdings received as collateral as of June 30, 2026:

Securities Lending Transactions
Overnight and Continuous
DF Tactical Dividend VIT Fund
Mount Vernon Liquid Assets Portfolio, LLC	$1,591,364

DF Tactical Momentum VIT Fund
Mount Vernon Liquid Assets Portfolio, LLC	$5,180,148

The fair value of the securities loaned for DF Tactical Dividend VIT Fund and DF Tactical Momentum VIT Fund totaled $1,533,956, and $4,983,339 at June 30, 2026, respectively. The securities loaned are noted in the Schedules of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $1,591,364 and $5,180,148 for the DF Tactical Dividend VIT Fund and DF Tactical Momentum VIT Fund at June 30, 2026, respectively. This amount is offset by a liability recorded as “Securities lending Collateral.”

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2026, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
DF Tactical Dividend VIT Fund	$9,826,176	$1,104,812	$(403,652)	$701,160
DF Tactical Momentum VIT Fund	$100,867,587	$10,629,025	$(2,056,154)	$8,572,871

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the fiscal years ended December 31, 2025 and December 31, 2024 was as follows:

For the year ended December 31, 2025:

	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
DF Tactical Dividend VIT Fund	$103,556	$—	$—	$103,556
DF Tactical Momentum VIT Fund	1,756,281	10,095,772	—	11,852,053

For the year ended December 31, 2024:

	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
DF Tactical Dividend VIT Fund	$130,845	$—	$—	$130,845
DF Tactical Momentum VIT Fund	—	—	—	—

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
DF Tactical Dividend VIT Fund	$128,679	$—	$—	$(4,482,739)	$—	$724,632	$(3,629,428)
DF Tactical Momentum VIT Fund	9,651,871	618,607	—	—	—	4,440,010	14,710,488

Donoghue Forlines VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2026

The difference between book basis and tax basis accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carryforwards utilized as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	Utilized
DF Tactical Dividend VIT Fund	$3,960,909	$521,830	$4,482,739	$613,239
DF Tactical Momentum VIT Fund	—	—	—	—

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, the shareholders listed below held, for the benefit of others, more than 25% of an individual fund and may be deemed to control that fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds. Persons controlling the Funds can determine the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the advisory agreement with the Adviser.

Shareholder	Fund	Percent
Jefferson National Life Insurance Co.	DF Tactical Dividend VIT Fund	96.77%
Jefferson National Life Insurance Co.	DF Tactical Momentum VIT Fund	99.74%

9.	ACCOUNTING PRONOUNCEMENT

The Funds have adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The ASU 2023-09 is intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Donoghue Forlines VIT Funds
ADDITIONAL INFORMATION (Unaudited)
June 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Proxy Voting Policy

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462, by visiting or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Variable Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 9/1/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 9/1/2026

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer
Date: 9/1/2026